General and Administrative Expenses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Regulatory, Tax & Insurance
of which: bank levy	€ 148	€ 172	€ 528
Other expenses
of which: litigation related net expenses	€ 179	€ 2,035	€ 311